OTHER RECEIVABLES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Advance deposit	$ 8,126	$ 7,629
Due from third parties	865,081	948,535
Input VAT	9,476	0
Total	$ 882,683	$ 956,164